UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
November 6, 2015
__________________________________
WESTGATE RESORTS LTD.1 Abs-15(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	0001657217 (Central Index Key Number of securitizer)

Heidi Boyles, Esq. (407) 425-6559 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Westgate Resorts LTD, as securitizer, is filing this Form ABS-15G in respect to issuance of a private collateralized note offering by the following affiliated issuer: Westgate Resorts 2015-2 LLC.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit A  hereto is an independent due diligence report from EY, dated November 6, 2015, obtained by the Issuer, which report sets forth the findings of  EY with respect to its due diligence investigation  by EY.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westgate Resorts LTD

By:   /s/ David A. Siegel
Name:  David A. Siegel
Title:   President, Westgate Resorts Ltd.

November 6, 2015

Westgate Resorts LTD.
Exhibit Index to Current Report on Form ABS-15G
Dated November 6, 2015

Exhibit
Number

(A)	Report of Independent Accountants on Due Diligence Investigation, dated November 6, 2015

EXHIBIT

A

Westgate Resorts 2015-2 LLC
Timeshare Collateralized Notes, Series 2015-2
Sample Timeshare Loan Agreed-Upon Procedures

Report To:
Westgate Resorts, Ltd.
Westgate Funding 2015-2 LLC
Amherst Pierpont Securities LLC
Capital One Securities Inc.

6 November 2015

EY

Building a better
working world

Ernst & Young LLP
5 Times Square
New York, NY 10036

Tel: +1 212 773 3000
ey.com

Building a better working world

Report of Independent Accountants on Applying Agreed-Upon Procedures

Westgate Resorts, Ltd.
Westgate Funding 2015-2 LLC
5601 Windhover Drive
Orlando, Florida 32819

Amherst Pierpont Securities LLC
500 West Madison Street, Suite 3140
Chicago, Illinois 60661

Capital One Securities Inc.
111 South Wacker Drive
Chicago, Illinois 60606

Re: Westgate Resorts 2015-2 LLC
Timeshare Collateralized Notes, Series 2015-2 (the "Notes")
Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist Westgate Funding 2015-2 LLC (the "Depositor") in evaluating the accuracy of certain information with respect to a pool of mortgage loans used to purchase deeded timeshare intervals (the "Timeshare Loans") relating to the Westgate Resorts 2015-2 LLC securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

Building a better working world

Page 2 of 3

For the purpose of the procedures described in this report, Amherst Pierpont Securities LLC (the "Initial Purchaser"), on behalf of the Depositor, provided us with:

a. An electronic data file labeled "Collateral 2015-2 09302015.xlsx" and the corresponding record layout and decode information (the "Preliminary Base Data File") that the Initial Purchaser, on behalf of the Depositor, indicated contains information on certain mortgage loans (the "Preliminary Timeshare Loans") as of 30 September 2015 (the "Preliminary Cut-off Date") that are expected to be representative of the Timeshare Loans and

b. An electronic data file labeled "Timeshare Statistics 2015-2 As of 103115.xlsx" and the corresponding record layout and decode information (the "Statistical Base Data File," together with the Preliminary Base Data File, the "Provided Data Files") that the Initial Purchaser, on behalf of the Depositor, indicated contains information on certain mortgage loans (the "Statistical Timeshare Loans") as of 31 October 2015 (the "Cut-off Date") that are expected to be representative of the Timeshare Loans.

For the purpose of the procedures described in this report, Westgate Resorts, Ltd. (the "Servicer"), on behalf of the Depositor, provided us with:

a. A schedule (the "Resort Mapping Schedule") that the Servicer, on behalf of the Depositor, indicated contains information related to the resort name corresponding to the resort code for each Preliminary Timeshare Loan and Statistical Timeshare Loan, as shown on the Preliminary Base Data File and Statistical Base Data File, respectively,

b. Imaged copies of:
   i. The note, the mortgage modification agreement and loan assumptions and/or modification agreement (collectively, the "Agreement"),
   ii. The truth in lending disclosure or updated truth in lending disclosure (the "Truth in Lending Disclosure"),
   iii. The original borrower's timeshare purchase and sale agreement, if applicable (the "Original Agreement"),
   iv. The original borrower's truth in lending disclosure, if applicable (the "Original Truth in Lending Disclosure"),
   v. Certain printed system screen shots from the Servicer's servicing system (the "System Screen Shots") and
   vi. Certain borrower's credit reports (the "FICO Reports," together with the Agreement, Truth in Lending Disclosure, Original Agreement, Original Truth in Lending Disclosure and System Screen Shots, the "Source Documents"),

   relating to each Sample Timeshare Loan (as defined in Attachment A),

c. The list of relevant characteristics (the "Sample Characteristics") on the Provided Data Files, which are listed on Exhibit 2 to Attachment A and

d. Instructions, assumptions and methodologies, which are described in Attachment A.

Page 3 of 3

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Resort Mapping Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Resort Mapping Schedule, Source Documents or any other information provided to us by the Initial Purchaser or Servicer, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Timeshare Loans, Statistical Timeshare Loans or Timeshare Loans (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Initial Purchaser or Servicer, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b. Making any findings with respect to:
    i. Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
    ii. The value of the collateral securing the Timeshare Loans,
    iii. Whether the originator of the Timeshare Loans complied with federal, state or local laws or regulations or
    iv. Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 November 2015

Attachment A

Procedures performed and our associated findings

1. As instructed by the Servicer, on behalf of the Depositor, we appended the information for each Preliminary Timeshare Loan on the Preliminary Base Data File with the corresponding resort name that is shown on the Resort Mapping Schedule. The Preliminary Base Data File, as appended, is hereinafter referred to as the "Preliminary Data File."

2. As instructed by the Servicer, on behalf of the Depositor, we randomly selected a sample of 150 Preliminary Timeshare Loans from the Preliminary Data File (the "Sample Timeshare Loans"). The Sample Timeshare Loans are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Servicer, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of the Sample Timeshare Loans they instructed us to select from the Preliminary Timeshare Loans on the Preliminary Data File.

3. For each Sample Timeshare Loan, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

4. As instructed by the Servicer, on behalf of the Depositor, we appended the information for each Statistical Timeshare Loan on the Statistical Base Data File with the corresponding resort name that is shown on the Resort Mapping Schedule. The Statistical Base Data File, as appended, is hereinafter referred to as the "Statistical Data File."

5. For each mortgage loan on the Preliminary Data File and Statistical Data File, we compared the loan number (the "Loan Number") on the Preliminary Data File to the corresponding Loan Number on the Statistical Data File and noted that:
   a. 1,017 of the Statistical Timeshare Loans included on the Statistical Data File were not included on the Preliminary Data File,
   b. 1,120 of the Preliminary Timeshare Loans included on the Preliminary Data File were not included on the Statistical Data File (the "Removed Timeshare Loans") and
   c. Eight of the Removed Timeshare Loans were Sample Timeshare Loans (the "Removed Sample Timeshare Loans"), which are identified on Exhibit 1 to Attachment A.

6. For the 142 Sample Timeshare Loans that were included on the Statistical Data File, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, all as shown on the Preliminary Data File, to the corresponding information on the Statistical Data File. All such compared information was in agreement.

Exhibit 1 to Attachment A
Page 1 of 4

Sample Timeshare Loans

Sample Timeshare Loan Number	Loan Number	Removed Sample Timeshare Loan
1	XXXXX29620	X
2	XXXXX20720	
3	XXXXX82935	
4	XXXXX92735	
5	XXXXX17500	
6	XXXXXX12805	
7	XXXXXX00446	
8	XXXXXX50437	
9	XXXXXX01578	
10	XXXXX29903	X
11	XXXXX97215	
12	XXXXX91603	
13	XXXXX18120	
14	XXXXX74320	
15	XXXXX09620	
16	XXXXX13420	
17	XXXXX42920	
18	XXXXX56420	
19	XXXXX65220	
20	XXXXX85820	
21	XXXXX93020	
22	XXXXX21420	
23	XXXXX33820	
24	XXXXX65140	
25	XXXXX25740	
26	XXXXX53140	
27	XXXXX95640	
28	XXXXX18940	
29	XXXXX50840	
30	XXXXX90921	
31	XXXXX12021	
32	XXXXX57205	
33	XXXXX70705	
34	XXXXX00305	
35	XXXXX04505	
36	XXXXX95005	
37	XXXXX72705	
38	XXXXX77505	
39	XXXXX83522

Exhibit 1 to Attachment A
Page 2 of 4

Sample Timeshare Loan Number	Loan Number	Removed Sample Timeshare Loan
40	XXXXX70822	
41	XXXXX47722	
42	XXXXX12122	
43	XXXXX82325	
44	XXXXX24925	
45	XXXXX56525	
46	XXXXX44028	
47	XXXXX47403	
48	XXXXX12303	
49	XXXXX60803	
50	XXXXX64003	
51	XXXXX22003	
52	XXXXX56003	
53	XXXXX78003	
54	XXXXX93003	
55	XXXXX02009	
56	XXXXX83003	
57	XXXXX96003	
58	XXXXX53003	
59	XXXXX78003	
60	XXXXX14003	
61	XXXXX85003	
62	XXXXX62003	
63	XXXXX52003	
64	XXXXX99003	X
65	XXXXX50003	
66	XXXXX60000	
67	XXXXX43003	
68	XXXXX50003	
69	XXXXX90003	
70	XXXXX49003	
71	XXXXX06003	X
72	XXXXX00003	
73	XXXXX87003	
74	XXXXX24003	
75	XXXXX11003	
76	XXXXX24003	
77	XXXXX65003	
78	XXXXX87003	
79	XXXXX84003	
80	XXXXX72003

Exhibit 1 to Attachment A
Page 3 of 4

Sample Timeshare Loan Number	Loan Number	Removed Sample Timeshare Loan
81	XXXXX87009	
82	XXXXX66503	
83	XXXXX05403	
84	XXXXX82603	
85	XXXXX76803	
86	XXXXX59040	
87	XXXXX63940	
88	XXXXX04940	
89	XXXXX52540	
90	XXXXX21940	X
91	XXXXX55740	
92	XXXXX08540	
93	XXXXX67740	
94	XXXXX65440	
95	XXXXX03540	
96	XXXXX98040	
97	XXXXX39940	
98	XXXXX81440	
99	XXXXX63540	
100	XXXXX20240	
101	XXXXX91940	
102	XXXXX01940	
103	XXXXX24440	
104	XXXXX90640	
105	XXXXX91940	
106	XXXXX95040	
107	XXXXX18140	X
108	XXXXX20240	
109	XXXXX74940	
110	XXXXX17803	
111	XXXXX25703	
112	XXXXX13240	
113	XXXXX82820	
114	XXXXX09820	
115	XXXXX88721	
116	XXXXX99705	
117	XXXXX78100	
118	XXXXX11509	
119	XXXXX99909	
120	XXXXX04405	
121	XXXXX65409

Exhibit 1 to Attachment A
Page 4 of 4

Sample Timeshare Loan Number	Loan Number	Removed Sample Timeshare Loan
122	XXXXX47209	
123	XXXXX15709	
124	XXXXX42209	
125	XXXXX52600	
126	XXXXX80609	
127	XXXXX64509	
128	XXXXX80900	
129	XXXXX20309	
130	XXXXX68000	
131	XXXXX15309	X
132	XXXXX50400	
133	XXXXX95215	
134	XXXXX79209	
135	XXXXX78715	
136	XXXXX96203	
137	XXXXX74509	
138	XXXXX15009	
139	XXXXX15309	
140	XXXXX29900	
141	XXXXX80509	
142	XXXXX82209	
143	XXXXX59900	
144	XXXXX67720	
145	XXXXX96709	X
146	XXXXX86800	
147	XXXXXX94908	
148	XXXXX94003	
149	XXXXX30340	
150	XXXXX75740	

Note:

To protect the personal information of the borrowers, all Loan Numbers in this report have been redacted to only display the last 5 digits.

Exhibit 2 to Attachment A
Page 1 of 3

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)
Loan number	Agreement	i.
State	Agreement or System Screen Shots	ii., iii.
Sales date	Agreement	
Amount financed	Agreement	
Payment amount	Agreement	
Interest rate	Agreement	
Maturity date	Agreement	
Resort name	Agreement or Truth in Lending Disclosure	iv.
Original term to maturity	Truth in Lending Disclosure or Agreement	v., vi.
Down payment	(a) Truth in Lending Disclosure or (b) Agreement, Original Agreement, Original Truth in Lending Disclosure and recalculation	vii., viii.
Sales price	(a) Truth in Lending Disclosure and recalculation or (b) Agreement, Original Agreement, Original Truth in Lending Disclosure and recalculation	ix., x.
FICO score	FICO Reports	xi.

Exhibit 2 to Attachment A
Page 2 of 3

Notes:

i. For identification purposes only.

ii. For the purpose of comparing the state Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan numbers 28, 32, 43, 87, 88, 95, 101, 106, 110, 128 and 149), the Servicer, on behalf of the Depositor, instructed us to use the Agreement as the Source Document.

Additionally, we were instructed by the Servicer, on behalf of the Depositor, not to compare the state Sample Characteristic for Sample Timeshare Loans which had a DOM/FOR value of "foreign," as shown on the Preliminary Data File.

iii. For the purpose of comparing the state Sample Characteristic for Sample Timeshare Loan numbers 28, 32, 43, 87, 88, 95, 101, 106, 110, 128 and 149, the Servicer, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iv. For the purpose of comparing the resort name Sample Characteristic for each Sample Timeshare Loan, the Servicer, on behalf of the Depositor, instructed us to use the Truth in Lending Disclosure as the Source Document when the resort name, as shown on the Agreement, is different than the resort name that is shown on the Preliminary Data File.

Additionally, for the purpose of comparing the resort name Sample Characteristic, we were instructed by the Servicer, on behalf of the Depositor, to ignore differences due to abbreviations and truncations.

v. For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan number 28), the Servicer, on behalf of the Depositor, instructed us to use the Truth in Lending Disclosure as the Source Document.

vi. For the purpose of comparing the original term to maturity Sample Characteristic for Sample Timeshare Loan number 28, the Servicer, on behalf of the Depositor, instructed us to use the Agreement as the Source Document.

vii. For the purpose of comparing the down payment Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan numbers 88, 101 and 149), the Servicer, on behalf of the Depositor, instructed us to use the Truth in Lending Disclosure as the Source Document.

Exhibit 2 to Attachment A
Page 3 of 3

Notes: (continued)

viii. For the purpose of comparing the down payment Sample Characteristic for Sample Timeshare Loan numbers 88, 101 and 149, the Servicer, on behalf of the Depositor, instructed us to recalculate the down payment by:
   a. Subtracting the:
      i. Amount financed, as shown on the Agreement, from
      ii. Amount financed, as shown on the Original Agreement, and
   b. Adding the down payment, as shown on the Original Truth in Lending Disclosure, to the result obtained in a. above.

ix. For the purpose of comparing the sales price Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan numbers 88, 101 and 149), the Servicer, on behalf of the Depositor, instructed us to recalculate the sale prices by adding the:
   a. Down payment to
   b. Amount credited to purchaser's account with the creditor, both as shown on the Truth in Lending Disclosure.

x. For the purpose of comparing the sales price Sample Characteristic for Sample Timeshare Loan numbers 88, 101 and 149, the Servicer, on behalf of the Depositor, instructed us to recalculate the sales price by:
   a. Adding the:
      i. Down payment, as recalculated in note viii. above, to
      ii. Amount financed, as shown on the Agreement, and
   b. Subtracting the credit life, as shown on the Preliminary Data File, from the result obtained in a. above.

xi. For the purpose of comparing the FICO score Sample Characteristic for each Sample Timeshare Loan, the Servicer, on behalf of the Depositor, instructed us to use the highest FICO score on the FICO Reports in instances where a Sample Timeshare Loan had more than one FICO score value, as shown on the FICO Reports.

   Additionally, we were instructed by the Servicer, on behalf of the Depositor, not to compare the FICO score Sample Characteristic for Sample Timeshare Loans which had a DOM/FOR value of "foreign," as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Difference

Sample Timeshare Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
117	Maturity date	1/31/2017	1/28/2017